OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,104	$ 1,295
Operating loss	(10,188)	(14,697)
Net financing expenses	379	(86)
Share of loss of an associate	(20)
Loss before taxes on income	(9,829)	(14,783)
Agriculture
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,648	819
Operating loss	(3,104)	(5,751)
Industry
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	196	28
Operating loss	(1,225)	(156)
Human
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77	300
Operating loss	(4,000)	(4,795)
Unallocated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	183	148
Operating loss	$ (1,859)	$ (3,995)